Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Investor funding period	30 days
Review period to request a new third party appraisal	24 months
Impaired financing receivable, recorded investment	$ 8,328,034	$ 12,647,328	$ 20,247,955
Impaired financing receivable, average recorded investment	13,213,835	$ 13,122,468	$ 22,211,689
Liabilities, fair value disclosure, recurring	0
Fair value disclosure, off-balance sheet risks, amount, liability	$ 80,300,000